Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenues	$ 548,372	$ 221,728
Direct cost of revenues	277,199	94,059
Gross profit	271,173	127,669
Operating expenses
General and administrative	95,253	53,035
Research and development	121,150	55,303
Sales and marketing	216,659	96,900
Depreciation of property and equipment	4,993	2,479
Depreciation of right-of-use assets	7,743	3,876
Foreign exchange loss	611	2,098
Acquisition-related compensation	50,491	11,807
Amortization of intangible assets	91,812	30,128
Restructuring	803	1,760
Total operating expenses	589,515	257,386
Operating loss	(318,342)	(129,717)
Net interest income (expense)	2,988	(353)
Loss before income taxes	(315,354)	(130,070)
Income tax expense (recovery)
Current	1,103	166
Deferred	(28,024)	(5,958)
Total income tax recovery	(26,921)	(5,792)
Net loss	(288,433)	(124,278)
Other comprehensive income (loss)
Foreign currency differences on translation of foreign operations	(7,061)	15,986
Change in net unrealized gain on cash flow hedging instruments	23	0
Other comprehensive loss	(7,038)	15,986
Total comprehensive loss	$ (295,471)	$ (108,292)
Basic net loss per share (in USD per share)	$ (2.04)	$ (1.18)
Diluted net loss per share (in USD per share)	$ (2.04)	$ (1.18)